The Glenmede Fund, Inc.
4 Copley Place, 5th Floor
CPH-0326
Boston, MA 02116
March 21, 2011
VIA ELECTRONIC TRANSMISSION
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:	The Glenmede Fund, Inc. (the “Registrant”) Registration Nos. 33-22884/811-05577
Dear Sir/Madam:
Pursuant to Rule 497(c) under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for the above-referenced Registrant as it pertains to its Equity Prospectus. In particular, the performance information for two benchmarks on page 17 of the Equity Prospectus, the Barclays Capital 3-Month U.S. Treasury Bellwether 3-Month Index and the Blended Index, changed in the 497(c) filing. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Equity Prospectus filed for the Registrant on February 28, 2011 pursuant to Rule 497(c).
Please do not hesitate to contact the undersigned at (617) 662-3967 if you have any questions regarding this filing.
Sincerely,

/s/ Mark E. Tuttle Mark E. Tuttle
Assistant Secretary